                             WEITZ SERIES FUND, INC.

 Supplement dated December 31, 2002 to the Statement of Additional Information
                              dated July 30, 2002

The table under the caption "MANAGEMENT OF THE FUND - DIRECTORS AND OFFICERS OF THE FUND" on Page 21 and 22 of the Statement of Additional Information is amended in its entirety to read as follows:


                             MANAGEMENT OF THE FUND


DIRECTORS AND OFFICERS OF THE FUNDS

The Board of Directors of the Fund is responsible for managing the business and affairs of the Fund including overseeing the Fund's officers who actively supervise the day to day operations of the Fund. Each director serves until a successor is elected and qualified or until resignation. Each officer is elected annually by the directors.

There are currently six members of the Board of Directors, four of whom are not considered to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 (the "independent directors"). The Board exercises all of the rights and responsibilities required by, or made available under, Nebraska corporate law. The address of all officers and directors is 1125 South 103rd Street, Suite 600, Omaha, Nebraska 68124.

The following table sets forth certain information with respect to the directors and officers of the Fund:

                                                    INTERESTED DIRECTORS*


Wallace R. Weitz (Age: 52)                                             Thomas R. Pansing, Jr. (Age: 57)
Position(s) Held with Fund: President; Treasurer; Portfolio            Position(s) Held with Fund: Director
   Manager; Director                                                   Length of Service (Beginning Date): Weitz Series Fund,
Length of Service (Beginning Date): Weitz Series Fund, Inc.               Inc. (and predecessor Weitz Value Fund) - January, 1986,
   (and predecessor Weitz Value Fund) - January, 1986, Weitz              Weitz Partners, Inc. - July, 1993
   Partners, Inc. - July, 1993                                         Principal Occupation(s) During Past 5 Years: Partner, Gaines
Principal Occupation(s) During Past 5 Years: President, Wallace R.        Pansing & Hogan
   Weitz & Company, Weitz Series Fund, Inc., Weitz Partners, Inc.      Number of Portfolios Overseen in Fund Complex: 5
Number of Portfolios Overseen in Fund Complex: 5                       Other Directorships: N/A
Other Directorships: N/A

*Mr. Weitz is a director and officer of Wallace R. Weitz & Company, investment adviser to the Weitz Funds, and as such is considered an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940 (an "interested director"). Mr. Pansing performs certain legal services for the investment adviser and the Weitz Funds and, therefore, is also classified as an "interested director".

                                                    INDEPENDENT DIRECTORS


Lorraine Chang (Age: 51)                                               John W. Hancock (Age: 54)
Position(s) Held with Fund: Director                                   Position(s) Held with Fund: Director
Length of Service (Beginning Date): Weitz Series Fund, Inc. and        Length of Service (Beginning Date): Weitz Series Fund, Inc.
   Weitz Partners, Inc. - June, 1997                                      (and predecessor Weitz Value Fund) - January, 1986,
Principal Occupation(s) During Past 5 Years: Partner, The Public          Weitz Partners, Inc. - July,1993
   Strategies Group 1999-Present; Independent Consultant 1995-         Principal Occupation(s) During Past 5 Years: Partner,
   1999                                                                   Hancock & Dana
Number of Portfolios Overseen in Fund Complex: 5                       Number of Portfolios Overseen in Fund Complex: 5
Other Directorships: N/A                                               Other Directorships: N/A


Richard D. Holland (Age: 80)                                           Delmer L. Toebben (Age: 71)
Position(s) Held with Fund: Director                                   Position(s) Held with Fund: Director
Length of Service (Beginning Date): Weitz Series Fund, Inc. and        Length of Service (Beginning Date): Weitz Series Fund, Inc.
   Weitz Partners, Inc. - June, 1995                                      and Weitz Partners, Inc. - July, 1996
Principal Occupation(s) During Past 5 Years: Retired                   Principal Occupation(s) During Past 5 Years: Retired, 1999-
Number of Portfolios Overseen in Fund Complex: 5                          Present; President, Curzon Advertising & Display, Inc.
Other Directorships: N/A                                                 1977-1999
                                                                       Number of Portfolios Overseen in Fund Complex: 5
                                                                       Other Directorships: N/A



                                                           OFFICERS


Mary K. Beerling (Age: 61)                                             Linda L. Lawson (Age: 48)
Position(s) Held with Fund: Vice President and Secretary               Position(s) Held with Fund: Vice President
Length of Service (Beginning Date): July, 1994                         Length of Service (Beginning Date): June, 1992
Principal Occupation(s) During Past 5 Years: Vice President,           Principal Occupation(s) During Past 5 Years: Vice President,
   Wallace R. Weitz & Company, Weitz Series Fund, Inc.,                   Wallace R. Weitz & Company, Weitz Series Fund, Inc.,
   Weitz  Partners, Inc.                                                  Weitz  Partners, Inc.